Acquisitions and disposals - Vodafone New Zealand (Details) € in Millions, $ in Billions		12 Months Ended
	Jul. 31, 2019 EUR (€)	Mar. 31, 2020 EUR (€)	Jul. 31, 2019 NZD ($)	Jul. 31, 2019 EUR (€)	Apr. 01, 2019 EUR (€)	Mar. 31, 2019 EUR (€)
Disposals
Goodwill		€ (31,271)			€ (23,353)	€ (23,353)
Property, plant and equipment		(39,197)			€ (37,658)	(27,432)
Short and long-term borrowings		74,718				€ 52,955
Vodafone New Zealand Limited
Disposals
Proportion of ownership interest	100.00%
Aggregate consideration			$ 3.4	€ 2,000
Goodwill				(243)
Other intangible assets				(155)
Property, plant and equipment				(783)
Inventory				(29)
Trade and other receivables				(244)
Investments in associates and joint ventures				(4)
Current and deferred taxation				(11)
Short and long-term borrowings				215
Trade and other payables				261
Provisions				35
Net assets disposed				€ (958)
Net cash proceeds arising from the transaction	€ 2,023
Other effects	13
Net gain/(loss) on transaction	1,078	€ 1,078
Recycled foreign exchange losses	€ 59